As filed with the Securities and Exchange Commission on March 30, 2011

1933 Act File No.
1940 Act File No.

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. ____	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. ____	[ ]
(Check appropriate box or boxes.)

FQF TRUST
(Exact name of Registrant as Specified in Charter)

230 Congress Street, Floor 5
Boston, MA 02110

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

RONALD C. MARTIN, TRUSTEE
230 Congress Street, Floor 5
Boston, MA 02110
(Name and Address of Agent for Service)

Copy to:
STACY L. FULLER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

FQF TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus

Statement of Additional Information

Part C of Form N-1A

Signature Page

The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and  Exchange Commission is effective.  This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion
Preliminary Prospectus Dated [         ], 2011

QuantShares Prospectus

QuantShares U.S. Market Neutral Momentum Factor Fund – (MOM)
QuantShares U.S. Market Neutral Value Factor Fund – (CHEP)
QuantShares U.S. Market Neutral Beta Factor Fund – (BTAH)
QuantShares U.S. Market Neutral Small Size Factor Fund – (SIZ)
QuantShares U.S. Market Neutral Quality Factor Fund – (QLT)
QuantShares U.S. Market Neutral Anti-Momentum Factor Fund – (NOMO)
QuantShares U.S. Market Neutral Anti-Beta Factor Fund – (BTAL)

 ____, 2011

Fund shares are not individually redeemable. Fund shares are listed for trading on NYSE Arca, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summaries	1
QuantShares U.S. Market Neutral Momentum Factor Fund	1
QuantShares U.S. Market Neutral Value Factor Fund	5
QuantShares U.S. Market Neutral Beta Factor Fund	9
QuantShares U.S. Market Neutral Small Size Factor Fund	13
QuantShares U.S. Market Neutral Quality Factor Fund	17
QuantShares U.S. Market Neutral Anti-Momentum Factor Fund	21
QuantShares U.S. Market Neutral Anti-Beta Factor Fund	25
More Information About the Funds	29
More Information About Fees and Expenses	29
More Information About Principal Investment Strategies	31
More Information About the Target Indices	32
More Information about Principal Investment Risks	33
Investment Advisory Services	38
Information Regarding Exchange-Traded Funds	39
Pricing Fund Shares	39
Shareholder Information	40
Portfolio Holdings Information	44
Distribution and Service Plan	44
Dividends and Distributions	44
Taxes	44
Trademark Notice/Disclaimer	45
Service Providers	46

Fund Summaries

QuantShares U.S. Market Neutral Momentum Factor Fund
Ticker: MOM
Stock Exchange: NYSE Arca

Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the U.S. Market Neutral Momentum Factor Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1
Dividend, Interest and Brokerage Expense for Short Positions2	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement3	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[___]%
———————
1 “Other Expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
2 Excluding the effect of expenses attributable to dividend, interest and brokerage expense for short positions, the Fund’s Total Annual Operating Expenses would be [___]%; while the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would be [___]%. Dividend, interest and brokerage expense for short positions occur when the Fund sells an equity security short to gain the short exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay any dividend declared during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Generally, the payment of the dividend reduces the value of the short position while, for tax purposes, increasing the Fund’s unrealized gain or loss on the transaction. Dividend, interest and brokerage expense for short positions are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund’s portfolio.
3 FFCM LLC (“Adviser”) has contractually undertaken until [_________], 2012 to forgo current payment of fees and/or reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to [___]% of average net assets. This undertaking can only be changed with the approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed [___]% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR                             3 YEARS
$[___]                                $[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the performance of the U.S. Market Neutral Momentum Factor Index (the “Target Index”) by investing at least 80% of its total assets in the securities, including the short positions, in the Target Index.  For purposes of this 80% policy, cash proceeds received from short sales are not included in total assets.  The Target Index is a market neutral index, which refers to an index of “long” securities positions and “short” securities positions of approximately equal dollar amounts.  In choosing a market neutral index as the Target Index, the Fund seeks to limit the effects on the Fund of general market movements and to limit the correlation of the performance of the Fund with the market’s overall movements.

The Target Index ranks, subject to liquidity constraints, the top 1,000 securities by market capitalization in the Dow Jones U.S. Index (“universe”) based on price momentum (i.e., its total return) over the first twelve of the last thirteen months (at the time that the Target Index is rebalanced).  Price momentum is one attribute of equity securities that can drive their returns and an investment in the Fund is a way for investors to add a price momentum component to their portfolio.  FFCM LLC, the Fund’s investment adviser (“Adviser”), generally refers to such attributes as “factors.”  The Target Index identifies (i) as equal-weighted long positions (approximately) the top 200 securities in the universe with respect to the price momentum factor and (ii) as equal-weighted short positions (approximately) the bottom 200 securities in the universe with respect to the price momentum factor.

Although it is expected that the Fund’s assets will be invested in all of the long and short positions that comprise the Target Index, the Fund may use a sampling strategy to track the performance of the Target Index.  A sampling strategy involves investing in a representative sample of the long and short positions in the Target Index that, collectively, have an investment profile correlated with the Target Index.  In either case, the weightings of the long and short positions in the Fund’s portfolio may differ from their weightings in the Target Index.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Index, which the Adviser believes will help the Fund track its Target Index.  Such instruments may include long and short securities positions not in the Target Index, derivatives, including equity swap agreements based on the Target Index, financial instruments (including futures contracts, options on securities, and other swap agreements) and money market instruments.

The Target Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector-neutral.  If the value of short positions in the Target Index exceeds the value of the long positions by a certain percentage, the Target Index will reset the weightings of the index back to equal weights.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

2

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio.  It is possible for the Fund to experience a net loss across all positions.

Momentum Factor Risk:  Momentum factor investing entails investing in securities that have had above-average recent returns and shorting securities that have had below-average recent returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Derivatives Risk. Derivatives, including equity swap agreements, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to up to two times its net asset value.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements.  Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs.

Mid- and Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of the Fund shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ and the Fund’s share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns.  If the short portfolio (made up of the lowest ranked securities) outperforms the long portfolio (made up of the highest ranked securities), the performance of the Fund would be negatively affected.

3

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term. The Fund’s Target Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Index, the Fund may underperform the overall stock market.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Index.  If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Index.

Trading Halts Risk: Fund shares trade on the Fund’s listing exchange  and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since Fund inception	Co-Portfolio Manager
Kishore Karunakaran	Since Fund inception	Co-Portfolio Manager
Chuck Martin, CFA	Since Fund inception	Co-Portfolio Manager

Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information
The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

4

QuantShares U.S. Market Neutral Value Factor Fund
Ticker: CHEP
Stock Exchange: NYSE Arca

Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the U.S. Market Neutral Value Factor Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1
Dividend, Interest and Brokerage Expense for Short Positions2	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement3	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[___]%
———————
1 “Other Expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
2 Excluding the effect of expenses attributable to dividend, interest and brokerage expense for short positions, the Fund’s Total Annual Operating Expenses would be [___]%; while the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would be [___]%. Dividend, interest and brokerage expense for short positions occur when the Fund sells an equity security short to gain the short exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay any dividend declared during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Generally, the payment of the dividend reduces the value of the short position while, for tax purposes, increasing the Fund’s unrealized gain or loss on the transaction. Dividend, interest and brokerage expense for short positions are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund’s portfolio.
3 FFCM LLC (“Adviser”) has contractually undertaken until [_________], 2012 to forgo current payment of fees and/or reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to [___]% of average net assets. This undertaking can only be changed with the approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed [___]% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR                             3 YEARS
$[___]                                $[___]

5

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the performance of the U.S. Market Neutral Value Factor Index (the “Target Index”) by investing at least 80% of its total assets in the securities, including the short positions, in the Target Index.  For purposes of this 80% policy, cash proceeds received from short sales are not included in total assets.  The Target Index is a market neutral index, which refers to an index of “long” securities positions and “short” securities positions of approximately equal dollar amounts.  In choosing a market neutral index as the Target Index, the Fund seeks to limit the effects on the Fund of general market movements and to limit the correlation of the performance of the Fund with the market’s overall movements.

The Target Index ranks, subject to liquidity constraints, the top 1,000 securities by market capitalization in the Dow Jones U.S. Index (“universe”) based on value (at the time that the Target Index is rebalanced).  A stock’s value ranking will be determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Value is one attribute of equity securities that can drive their returns and an investment in the Fund is a way for investors to add a value component to their portfolio.  FFCM LLC, the Fund’s investment adviser (“Adviser”), generally refers to such attributes as “factors.”  The Target Index identifies (i) as equal-weighted long positions (approximately) the top 200 securities in the universe with respect to the value factor and (ii) as equal-weighted short positions (approximately) the bottom 200 securities in the universe with respect to the value factor.

Although it is expected that the Fund’s assets will be invested in all of the long and short positions that comprise the Target Index, the Fund may use a sampling strategy to track the performance of the Target Index.  A sampling strategy involves investing in a representative sample of the long and short positions in the Target Index that, collectively, have an investment profile correlated with the Target Index.  In either case, the weightings of the long and short positions in the Fund’s portfolio may differ from their weightings in the Target Index.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Index, which the Adviser believes will help the Fund track its Target Index.  Such instruments may include long and short securities positions not in the Target Index, derivatives, including equity swap agreements based on the Target Index, financial instruments (including futures contracts, options on securities, and other swap agreements) and money market instruments.

The Target Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector-neutral.  If the value of short positions in the Target Index exceeds the value of the long positions by a certain percentage, the Target Index will reset the weightings of the index back to equal weights.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio.  It is possible for the Fund to experience a net loss across all positions.

6

Value Factor Risk: Value factor investing entails investing in securities that have below-average valuations based on ratios such as price to earnings or price to book and shorting securities that have above-average valuations based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer.  In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Derivatives Risk. Derivatives, including equity swap agreements, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to up to two times its net asset value.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements.  Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs.

Mid- and Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of the Fund shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ and the Fund’s share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns.  If the short portfolio (made up of the lowest ranked securities) outperforms the long portfolio (made up of the highest ranked securities), the performance of the Fund would be negatively affected.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term. The Fund’s Target Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Index, the Fund may underperform the overall stock market.

7

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Index.  If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Index.

Trading Halts Risk: Fund shares trade on the Fund’s listing exchange  and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since Fund inception	Co-Portfolio Manager
Kishore Karunakaran	Since Fund inception	Co-Portfolio Manager
Chuck Martin, CFA	Since Fund inception	Co-Portfolio Manager

Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information
The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

8

QuantShares U.S. Market Neutral Beta Factor Fund
Ticker: BTAH
Stock Exchange: NYSE Arca

Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the U.S. Market Neutral Beta Factor Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1
Dividend, Interest and Brokerage Expense for Short Positions2	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement3	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[___]%
———————
1 “Other Expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
2 Excluding the effect of expenses attributable to dividend, interest and brokerage expense for short positions, the Fund’s Total Annual Operating Expenses would be [___]%; while the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would be [___]%. Dividend, interest and brokerage expense for short positions occur when the Fund sells an equity security short to gain the short exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay any dividend declared during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Generally, the payment of the dividend reduces the value of the short position while, for tax purposes, increasing the Fund’s unrealized gain or loss on the transaction. Dividend, interest and brokerage expense for short positions are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund’s portfolio.
3 FFCM LLC (“Adviser”) has contractually undertaken until [_________], 2012 to forgo current payment of fees and/or reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to [___]% of average net assets. This undertaking can only be changed with the approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed [___]% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR                            3 YEARS
$[___]                                $[___]

9

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the performance of the U.S. Market Neutral Beta Factor Index (the “Target Index”) by investing at least 80% of its total assets in the securities, including the short positions, in the Target Index.  For purposes of this 80% policy, cash proceeds received from short sales are not included in total assets.  The Target Index is a market neutral index, which refers to an index of “long” securities positions and “short” securities positions of approximately equal dollar amounts.  In choosing a market neutral index as the Target Index, the Fund seeks to limit the effects on the Fund of general market movements and to limit the correlation of the performance of the Fund with the market’s overall movements.

The Target Index ranks, subject to liquidity constraints, the top 1,000 securities by market capitalization in the Dow Jones U.S. Index (“universe”) based on their beta relative to other securities in the universe (at the time that the Target Index is rebalanced); beta measures the relative volatility of the value of a security compared with that of the value of a market index.  A stock’s beta ranking will be determined by its sensitivity to weekly market movements over the last twelve months as measured by the security’s price movements relative to those of the market as a whole.  Beta is one attribute of equity securities that can drive their returns and an investment in the Fund is a way for investors to add a beta component to their portfolio.  FFCM LLC, the Fund’s investment adviser (“Adviser”), generally refers to such attributes as “factors.”  The Target Index identifies (i) as equal-weighted long positions (approximately) the top 200 securities in the universe with respect to the beta factor and (ii) as equal-weighted short positions (approximately) the bottom 200 securities in the universe with respect to the beta factor.

Although it is expected that the Fund’s assets will be invested in all of the long and short positions that comprise the Target Index, the Fund may use a sampling strategy to track the performance of the Target Index.  A sampling strategy involves investing in a representative sample of the long and short positions in the Target Index that, collectively, have an investment profile correlated with the Target Index.  In either case, the weightings of the long and short positions in the Fund’s portfolio may differ from their weightings in the Target Index.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Index, which the Adviser believes will help the Fund track its Target Index.  Such instruments may include long and short securities positions not in the Target Index, derivatives, including equity swap agreements based on the Target Index, financial instruments (including futures contracts, options on securities, and other swap agreements) and money market instruments.

The Target Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector-neutral.  If the value of short positions in the Target Index exceeds the value of the long positions by a certain percentage, the Target Index will reset the weightings of the index back to equal weights.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio.  It is possible for the Fund to experience a net loss across all positions.

10

Beta Factor Risk: Beta factor investing entails investing in securities that have above-average betas and shorting securities that have below-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data.  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in high beta securities.

Derivatives Risk. Derivatives, including equity swap agreements, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to up to two times its net asset value.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements.  Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs.

Mid- and Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of the Fund shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ and the Fund’s share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns.  If the short portfolio (made up of the lowest ranked securities) outperforms the long portfolio (made up of the highest ranked securities), the performance of the Fund would be negatively affected.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term. The Fund’s Target Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Index, the Fund may underperform the overall stock market.

11

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Index.  If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Index.

Trading Halts Risk: Fund shares trade on the Fund’s listing exchange  and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since Fund inception	Co-Portfolio Manager
Kishore Karunakaran	Since Fund inception	Co-Portfolio Manager
Chuck Martin, CFA	Since Fund inception	Co-Portfolio Manager

Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information
The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

12

QuantShares U.S. Market Neutral Small Size Factor Fund
Ticker: SIZ
Stock Exchange: NYSE Arca

Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the U.S. Market Neutral Small Size Factor Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1
Dividend, Interest and Brokerage Expense for Short Positions2	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement3	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[___]%
———————
1 “Other Expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
2 Excluding the effect of expenses attributable to dividend, interest and brokerage expense for short positions, the Fund’s Total Annual Operating Expenses would be [___]%; while the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would be [___]%. Dividend, interest and brokerage expense for short positions occur when the Fund sells an equity security short to gain the short exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay any dividend declared during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Generally, the payment of the dividend reduces the value of the short position while, for tax purposes, increasing the Fund’s unrealized gain or loss on the transaction. Dividend, interest and brokerage expense for short positions are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund’s portfolio.
3 FFCM LLC (“Adviser”) has contractually undertaken until [_________], 2012 to forgo current payment of fees and/or reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to [___]% of average net assets. This undertaking can only be changed with the approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed [___]% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR                           3 YEARS
$[___]                                $[___]

13

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the performance of the U.S. Market Neutral Small Size Factor Index (the “Target Index”) by investing at least 80% of its total assets in the securities, including the short positions, in the Target Index.  For purposes of this 80% policy, cash proceeds received from short sales are not included in total assets.  The Target Index is a market neutral index, which refers to an index of “long” securities positions and “short” securities positions of approximately equal dollar amounts.  In choosing a market neutral index as the Target Index, the Fund seeks to limit the effects on the Fund of general market movements and to limit the correlation of the performance of the Fund with the market’s overall movements.

The Target Index ranks, subject to liquidity constraints, the top 1,000 securities by market capitalization in the Dow Jones U.S. Index (“universe”) based on size (at the time that the Target Index is rebalanced).  Size is one attribute of equity securities that can drive their returns and an investment in the Fund is a way for investors to add a size component to their portfolio.  A stock’s size ranking will be determined by its market capitalization within the investable universe.  Smaller stocks receive a higher ranking than larger stocks.  FFCM LLC, the Fund’s investment adviser (“Adviser”), generally refers to such attributes as “factors.”  The Target Index identifies (i) as equal-weighted long positions (approximately) the top 200 securities in the universe with respect to the size factor and (ii) as equal-weighted short positions (approximately) the bottom 200 securities in the universe with respect to the size factor.

Although it is expected that the Fund’s assets will be invested in all of the long and short positions that comprise the Target Index, the Fund may use a sampling strategy to track the performance of the Target Index.  A sampling strategy involves investing in a representative sample of the long and short positions in the Target Index that, collectively, have an investment profile correlated with the Target Index.  In either case, the weightings of the long and short positions in the Fund’s portfolio may differ from their weightings in the Target Index.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Index, which the Adviser believes will help the Fund track its Target Index.  Such instruments may include long and short securities positions not in the Target Index, derivatives, including equity swap agreements based on the Target Index, financial instruments (including futures contracts, options on securities, and other swap agreements) and money market instruments.

The Target Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector-neutral.  If the value of short positions in the Target Index exceeds the value of the long positions by a certain percentage, the Target Index will reset the weightings of the index back to equal weights.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio.  It is possible for the Fund to experience a net loss across all positions.

14

Size Factor Risk: Size factor investing entails investing in securities that have below-average market capitalizations and shorting securities with above-average market capitalizations within the Fund’s investable universe, which is the largest 1,000 securities by market capitalization in the Dow Jones U.S. Index. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Derivatives Risk. Derivatives, including equity swap agreements, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to up to two times its net asset value.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements.  Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs.

Mid- and Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of the Fund shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ and the Fund’s share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns.  If the short portfolio (made up of the lowest ranked securities) outperforms the long portfolio (made up of the highest ranked securities), the performance of the Fund would be negatively affected.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term. The Fund’s Target Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Index, the Fund may underperform the overall stock market.

15

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Index.  If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Index.

Trading Halts Risk: Fund shares trade on the Fund’s listing exchange  and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since Fund inception	Co-Portfolio Manager
Kishore Karunakaran	Since Fund inception	Co-Portfolio Manager
Chuck Martin, CFA	Since Fund inception	Co-Portfolio Manager

Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information
The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

16

QuantShares U.S. Market Neutral Quality Factor Fund
Ticker: QLT
Stock Exchange: NYSE Arca

Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the U.S. Market Neutral Quality Factor Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1
Dividend, Interest and Brokerage Expense for Short Positions2	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement3	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[___]%
———————
1 “Other Expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
2 Excluding the effect of expenses attributable to dividend, interest and brokerage expense for short positions, the Fund’s Total Annual Operating Expenses would be [___]%; while the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would be [___]%. Dividend, interest and brokerage expense for short positions occur when the Fund sells an equity security short to gain the short exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay any dividend declared during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Generally, the payment of the dividend reduces the value of the short position while, for tax purposes, increasing the Fund’s unrealized gain or loss on the transaction. Dividend, interest and brokerage expense for short positions are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund’s portfolio.
3 FFCM LLC (“Adviser”) has contractually undertaken until [_________], 2012 to forgo current payment of fees and/or reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to [___]% of average net assets. This undertaking can only be changed with the approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed [___]% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR                            3 YEARS
$[___]                                $[___]

17

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the performance of the U.S. Market Neutral Quality Factor Index (the “Target Index”) by investing at least 80% of its total assets in the securities, including the short positions, in the Target Index.  For purposes of this 80% policy, cash proceeds received from short sales are not included in total assets.  The Target Index is a market neutral index, which refers to an index of “long” securities positions and “short” securities positions of approximately equal dollar amounts.  In choosing a market neutral index as the Target Index, the Fund seeks to limit the effects on the Fund of general market movements and to limit the correlation of the performance of the Fund with the market’s overall movements.

The Target Index ranks, subject to liquidity constraints, the top 1,000 securities by market capitalization in the Dow Jones U.S. Index (“universe”) based on quality (at the time that the Target Index is rebalanced).  A stock’s quality ranking is determined by an equally weighted combination of its rankings within the universe with respect to return on equity (earnings over the last twelve months divided by book value) and debt-to-equity ratio.  Quality is one attribute of equity securities that can drive their returns and an investment in the Fund is a way for investors to add a quality component to their portfolio.  FFCM LLC, the Fund’s investment adviser (“Adviser”), generally refers to such attributes as “factors.”  The Target Index identifies (i) as equal-weighted long positions (approximately) the top 200 securities in the universe with respect to the quality factor and (ii) as equal-weighted short positions (approximately) the bottom 200 securities in the universe with respect to the quality factor.

Although it is expected that the Fund’s assets will be invested in all of the long and short positions that comprise the Target Index, the Fund may use a sampling strategy to track the performance of the Target Index.  A sampling strategy involves investing in a representative sample of the long and short positions in the Target Index that, collectively, have an investment profile correlated with the Target Index.  In either case, the weightings of the long and short positions in the Fund’s portfolio may differ from their weightings in the Target Index.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Index, which the Adviser believes will help the Fund track its Target Index.  Such instruments may include long and short securities positions not in the Target Index, derivatives, including equity swap agreements based on the Target Index, financial instruments (including futures contracts, options on securities, and other swap agreements) and money market instruments.

The Target Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector-neutral.  If the value of short positions in the Target Index exceeds the value of the long positions by a certain percentage, the Target Index will reset the weightings of the index back to equal weights.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio.  It is possible for the Fund to experience a net loss across all positions.

18

Quality Factor Risk: Quality factor  investing entails investing in securities that have above-average quality characteristics and shorting securities with below-average quality characteristics as defined by return on equity and the debt-to-equity ratio. There is a risk that quality factors may in some or all periods not be good indicators of the market price of a security.

Derivatives Risk. Derivatives, including equity swap agreements, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to up to two times its net asset value.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements.  Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs.

Mid- and Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of the Fund shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ and the Fund’s share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns.  If the short portfolio (made up of the lowest ranked securities) outperforms the long portfolio (made up of the highest ranked securities), the performance of the Fund would be negatively affected.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term. The Fund’s Target Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Index, the Fund may underperform the overall stock market.

19

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Index.  If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Index.

Trading Halts Risk: Fund shares trade on the Fund’s listing exchange  and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since Fund inception	Co-Portfolio Manager
Kishore Karunakaran	Since Fund inception	Co-Portfolio Manager
Chuck Martin, CFA	Since Fund inception	Co-Portfolio Manager

Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information
The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

20

QuantShares U.S. Market Neutral Anti-Momentum Factor Fund
Ticker: NOMO
Stock Exchange: NYSE Arca

Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the U.S. Market Neutral Anti-Momentum Factor Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1
Dividend, Interest and Brokerage Expense for Short Positions2	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement3	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[___]%
———————
1 “Other Expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
2 Excluding the effect of expenses attributable to dividend, interest and brokerage expense for short positions, the Fund’s Total Annual Operating Expenses would be [___]%; while the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would be [___]%. Dividend, interest and brokerage expense for short positions occur when the Fund sells an equity security short to gain the short exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay any dividend declared during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Generally, the payment of the dividend reduces the value of the short position while, for tax purposes, increasing the Fund’s unrealized gain or loss on the transaction. Dividend, interest and brokerage expense for short positions are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund’s portfolio.
3 FFCM LLC (“Adviser”) has contractually undertaken until [_________], 2012 to forgo current payment of fees and/or reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to [___]% of average net assets. This undertaking can only be changed with the approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed [___]% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR                            3 YEARS
$[___]                                $[___]

21

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the performance of the U.S. Market Neutral Anti-Momentum Factor Index (the “Target Index”) by investing at least 80% of its total assets in the securities, including the short positions, in the Target Index.  For purposes of this 80% policy, cash proceeds received from short sales are not included in total assets.  The Target Index is a market neutral index, which refers to an index of “long” securities positions and “short” securities positions of approximately equal dollar amounts.  In choosing a market neutral index as the Target Index, the Fund seeks to limit the effects on the Fund of general market movements and to limit the correlation of the performance of the Fund with the market’s overall movements.

The Target Index ranks, subject to liquidity constraints, the top 1,000 securities by market capitalization in the Dow Jones U.S. Index (“universe”) based on their anti-momentum rank (at the time that the Target Index is rebalanced).  A stock’s anti-momentum ranking will be determined by its price momentum (i.e., its total return) over the first twelve of the last thirteen months.  Low momentum stocks receive a higher ranking than high momentum stocks.  Anti-momentum is one attribute of equity securities that can drive their returns and an investment in the Fund is a way for investors to add an anti-momentum component to their portfolio.  FFCM LLC, the Fund’s investment adviser (“Adviser”), generally refers to such attributes as “factors.”  The Target Index identifies (i) as equal-weighted long positions (approximately) the top 200 securities in the universe with respect to the anti-momentum factor and (ii) as equal-weighted short positions (approximately) the bottom 200 securities in the universe with respect to the anti-momentum factor.

Although it is expected that the Fund’s assets will be invested in all of the long and short positions that comprise the Target Index, the Fund may use a sampling strategy to track the performance of the Target Index.  A sampling strategy involves investing in a representative sample of the long and short positions in the Target Index that, collectively, have an investment profile correlated with the Target Index.  In either case, the weightings of the long and short positions in the Fund’s portfolio may differ from their weightings in the Target Index.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Index, which the Adviser believes will help the Fund track its Target Index.  Such instruments may include long and short securities positions not in the Target Index, derivatives, including equity swap agreements based on the Target Index, financial instruments (including futures contracts, options on securities, and other swap agreements) and money market instruments.

The Target Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector-neutral.  If the value of short positions in the Target Index exceeds the value of the long positions by a certain percentage, the Target Index will reset the weightings of the index back to equal weights.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio.  It is possible for the Fund to experience a net loss across all positions.

22

Anti-Momentum Factor Risk: Anti-momentum factor investing entails investing in securities that have had below-average recent returns and shorting securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of a fund using a anti-momentum strategy may suffer.

Derivatives Risk. Derivatives, including equity swap agreements, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to up to two times its net asset value.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements.  Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs.

Mid- and Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of the Fund shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ and the Fund’s share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns.  If the short portfolio (made up of the lowest ranked securities) outperforms the long portfolio (made up of the highest ranked securities), the performance of the Fund would be negatively affected.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term. The Fund’s Target Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Index, the Fund may underperform the overall stock market.

23

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Index.  If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Index.

Trading Halts Risk: Fund shares trade on the Fund’s listing exchange  and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since Fund inception	Co-Portfolio Manager
Kishore Karunakaran	Since Fund inception	Co-Portfolio Manager
Chuck Martin, CFA	Since Fund inception	Co-Portfolio Manager

Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information
The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

24

QuantShares U.S. Market Neutral Anti-Beta Factor Fund
Ticker: BTAL
Stock Exchange: NYSE Arca

Investment Objective
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the U.S. Market Neutral Anti-Beta Factor Index.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1
Dividend, Interest and Brokerage Expense for Short Positions2	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement3	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[___]%
———————
1 “Other Expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
2 Excluding the effect of expenses attributable to dividend, interest and brokerage expense for short positions, the Fund’s Total Annual Operating Expenses would be [___]%; while the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would be [___]%. Dividend, interest and brokerage expense for short positions occur when the Fund sells an equity security short to gain the short exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay any dividend declared during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Generally, the payment of the dividend reduces the value of the short position while, for tax purposes, increasing the Fund’s unrealized gain or loss on the transaction. Dividend, interest and brokerage expense for short positions are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund’s portfolio.
3 FFCM LLC (“Adviser”) has contractually undertaken until [_________], 2012 to forgo current payment of fees and/or reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to [___]% of average net assets. This undertaking can only be changed with the approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed [___]% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Example
This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR                             3 YEARS
$[___]                                $[___]

25

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the performance of the U.S. Market Neutral Anti-Beta Factor Index (the “Target Index”) by investing at least 80% of its total assets in the securities, including the short positions, in the Target Index.  For purposes of this 80% policy, cash proceeds received from short sales are not included in total assets.  The Target Index is a market neutral index, which refers to an index of “long” securities positions and “short” securities positions of approximately equal dollar amounts.  In choosing a market neutral index as the Target Index, the Fund seeks to limit the effects on the Fund of general market movements and to limit the correlation of the performance of the Fund with the market’s overall movements.

The Target Index ranks, subject to liquidity constraints, the top 1,000 securities by market capitalization in the Dow Jones U.S. Index (“universe”) based on their anti-beta relative to other securities in the universe (at the time that the Target Index is rebalanced); anti-beta measures the relative non-volatility of the value of a security compared with that of the value of a market index.  A stock’s anti-beta ranking will be determined by its sensitivity to weekly market movements over the last twelve months as measured by the security’s price movements relative to those of the market as a whole. Low beta stocks receive a higher ranking than high beta stocks.  Anti-beta is one attribute of equity securities that can drive their returns and an investment in the Fund is a way for investors to add an anti-beta component to their portfolio.  FFCM LLC, the Fund’s investment adviser (“Adviser”), generally refers to such attributes as “factors.”  The Target Index identifies (i) as equal-weighted long positions (approximately) the top 200 securities in the universe with respect to the anti-beta factor and (ii) as equal-weighted short positions (approximately) the bottom 200 securities in the universe with respect to the anti-beta factor.

Although it is expected that the Fund’s assets will be invested in all of the long and short positions that comprise the Target Index, the Fund may use a sampling strategy to track the performance of the Target Index.  A sampling strategy involves investing in a representative sample of the long and short positions in the Target Index that, collectively, have an investment profile correlated with the Target Index.  In either case, the weightings of the long and short positions in the Fund’s portfolio may differ from their weightings in the Target Index.

The Fund expects to invest up to 20% of its total assets in instruments other than the long and short positions in the Target Index, which the Adviser believes will help the Fund track its Target Index.  Such instruments may include long and short securities positions not in the Target Index, derivatives, including equity swap agreements based on the Target Index, financial instruments (including futures contracts, options on securities, and other swap agreements) and money market instruments.

The Target Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector-neutral.  If the value of short positions in the Target Index exceeds the value of the long positions by a certain percentage, the Target Index will reset the weightings of the index back to equal weights.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio.  It is possible for the Fund to experience a net loss across all positions.

26

Anti-Beta Factor Risk: Anti-beta factor investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data.  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in low beta securities.

Derivatives Risk. Derivatives, including equity swap agreements, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, the Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to up to two times its net asset value.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements.  Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs.

Mid- and Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of the Fund shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ and the Fund’s share may trade at a premium or discount to NAV.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns.  If the short portfolio (made up of the lowest ranked securities) outperforms the long portfolio (made up of the highest ranked securities), the performance of the Fund would be negatively affected.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term. The Fund’s Target Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Index, the Fund may underperform the overall stock market.

27

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Index.  If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Index.

Trading Halts Risk: Fund shares trade on the Fund’s listing exchange  and, therefore, are subject to trading halts on the exchange.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since Fund inception	Co-Portfolio Manager
Kishore Karunakaran	Since Fund inception	Co-Portfolio Manager
Chuck Martin, CFA	Since Fund inception	Co-Portfolio Manager

Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information
The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

28

More Information About the Funds

More Information About Fees and Expenses

Each Fund’s fees and expenses, as stated in the Fund’s fee table, include a Dividend, Interest and Brokerage Expense for Short Positions because each Fund engages in short sales as a primary investment strategy and a Fund incurs such an expense when it sells securities short. In a short sale, the Fund borrows the security from a lender and then sells the security in the general market.

When the Fund engages in short sale, it will normally incur two types of expenses, which increase the Fund’s expense ratio: borrowing expenses and dividend expenses.

In connection with the short sale, the Fund may receive income or be charged a fee on borrowed stock. This income or fee is calculated on a daily basis, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. The net amounts of income or fees are recorded as “interest income” (for net income received) or “borrowing expense on securities sold short” (for net fees charged) on the Fund’s Statement of Operations.

The Fund incurs dividend expenses until the borrowed stock is returned to the lender. These expenses are paid to the lender of the stock and are based upon the amount of any dividends declared on the stock during the time the securities are on loan to the Fund. Having sold the borrowed stock, the Fund does not itself collect the dividends, and thus has a net expense payable to the lender. This payment is recorded as “dividend expense on securities sold short” on the Fund’s financial statements. Short sale dividend expenses generally reduce the market value of the stock by the amount of the dividend declared, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the stock sold short.

It is important to note that when the Fund sells a stock short, the proceeds are typically held in cash, which earns interest at a negotiated rate. This interest, when combined with the Fund’s other investment income, is expected to offset – wholly or in part -- the Fund’s short sale borrowing and dividend expenses and thereby reduce total expenses. Nevertheless, a shareholder will bear the cost of the Dividend, Interest and Brokerage Expense for Short Positions. The table below illustrates each Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement including the effect of Dividend, Interest and Brokerage Expense for Short Positions and excluding the effect of Dividend, Interest and Brokerage Expense for Short Positions. Each Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (expenses that are deducted from Fund assets) were:

QuantShares U.S. Market Neutral Momentum Factor Fund

Comparison of Expenses
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses
Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Including Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Less Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Excluding Dividend, Interest and Brokerage Expense for Short Positions	[___]%

29

QuantShares U.S. Market Neutral Value Factor Fund

Comparison of Expenses
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses
Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Including Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Less Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Excluding Dividend, Interest and Brokerage Expense for Short Positions	[___]%

QuantShares U.S. Market Neutral Beta Factor Fund

Comparison of Expenses
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses
Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Including Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Less Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Excluding Dividend, Interest and Brokerage Expense for Short Positions	[___]%

QuantShares U.S. Market Neutral Small Size Factor Fund

Comparison of Expenses
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses
Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Including Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Less Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Excluding Dividend, Interest and Brokerage Expense for Short Positions	[___]%

30

QuantShares U.S. Market Neutral Quality Factor Fund

Comparison of Expenses
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses
Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Including Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Less Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Excluding Dividend, Interest and Brokerage Expense for Short Positions	[___]%

QuantShares U.S. Market Neutral Anti-Momentum Factor Fund

Comparison of Expenses
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses
Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Including Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Less Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Excluding Dividend, Interest and Brokerage Expense for Short Positions	[___]%

QuantShares U.S. Market Neutral Anti-Beta Factor Fund

Comparison of Expenses
Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses
Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Other Expenses	[___]%
Total Other Expenses	[___]%
Total Annual Fund Operating Expenses	[___]%
Fee Waiver and/or Expense Reimbursement	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Including Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Less Dividend, Interest and Brokerage Expense for Short Positions	[___]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Excluding Dividend, Interest and Brokerage Expense for Short Positions	[___]%

More Information About Principal Investment Strategies

Although it is expected that the Fund’s assets will be invested in all of the long and short positions that comprise the Target Index, FFCM LLC (the “Adviser”) may use a representative sampling strategy in managing each Fund’s portfolio. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile correlated with the Target Index. Pursuant to a representative sampling strategy, a Fund’s assets may not be invested in substantially all of the securities that make up the Target Index, and/or the Fund’s weightings in each security may differ from those of the Target Index. In these cases, the Adviser will invest a Fund’s assets in a sample of the securities that make up the Target Index, seeking to construct a portfolio whose market capitalization, industry weightings, fundamental investment characteristics (such as return variability, earnings valuation and yield) and liquidity measures perform like those of the Target Index. At least 80% of a Fund’s total assets will be invested in securities, including the short positions, in the Target Index. For purposes of this 80% policy, cash proceeds received from short sales are not included in total assets.  Each Fund expects to invest the remainder of its total assets [in securities and short positions not included in its Target Index], derivatives, including equity swap agreements, financial instruments (including futures contracts, options on securities, indexes and futures contracts, equity caps, collars and floors, and other swap agreements and forward contracts) and money market instruments to track its Target Index.

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The Funds are factor-based investments.  A “factor,” generally speaking, is an attribute or characteristic of a security or a group of securities in a particular universe as compared to the other securities in that same universe, and factor-based investing generally implies investing in a group of securities because they exhibit a particular attribute or characteristic.

A Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, a Fund may not be able to invest in certain securities included in the Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities.  Under these circumstances, a Fund may not track its Target Index with the same degree of accuracy as it otherwise would.

Money market instruments may include repurchase agreements or other funds which invest exclusively in money market instruments.  The Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.  Investments in securities and financial instruments may be used by the Fund in managing cash flows.

More Information About the Target Indices

Each Fund seeks to track the performance of a U.S. Market Neutral Factor Index.  Dow Jones Indexes is the provider and calculator of the U.S. Market Neutral Factor Indices.

The goal of market neutral investing is to generate returns that are independent of the returns and direction of the stock market (called beta). Market neutral investing is often implemented through a long/short portfolio of investments in publicly traded stocks. The market exposures of the combined long and short positions are designed to cancel each other out, producing a net effect on portfolio returns from stock market returns close to zero. Market neutral investing is sometimes called an “absolute return” strategy because it seeks positive returns, whether the stock market goes up or down. Market neutral funds will generally underperform more traditional (long-only) stock portfolios during periods of significant market appreciation.

Each Target Index employs a rules-based methodology to select equal weighted long positions and short positions in a manner that is consistent with the relevant factor’s investment principles.

Each Target Index is comprised of approximately 400 positions, including approximately 200 long positions representing the top quintile of securities in the universe and approximately 200 short positions representing the bottom quintile of securities in the universe. Stocks are chosen monthly from stocks that are in the top 1,000 securities by market capitalization in the Dow Jones U.S. Index, subject to certain liquidity constraints. The universe is screened to identify the top quintile and bottom quintile of securities by the relevant factor. This screening is also done in each sector to identify the top quintile and bottom quintile of securities by sector. The Target Indices are market neutral using a dollar neutral methodology and equal weighted both on the long and short sides, with component weightings reset monthly.  If the value of short positions exceeds the value of the long positions by a certain percentage, the Target Index will reset the positions of the index back to equal weights.

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At month-end, in connection with the Target Indices’ rebalancing, any long positions that are no longer in the top quintile of stocks in each sector as ranked by each factor will be eliminated from the Target Indices and stocks now ranked in the top quintile of a sector will be added as long positions in the Target Indices provided they meet specified liquidity constraints and certain other criteria.  Similarly, any short positions no longer in the bottom quintile of stocks in each sector as ranked by each factor will be eliminated from the Target Indices and any stocks in the bottom quintile of a sector will be added to the Target Indices provided they meet specified liquidity and cost to borrow constraints and certain other criteria.  Each Target Index will be sector neutral – meaning it will have an equal dollar amount of long and short positions in each sector.

The Funds reserve the right to substitute different indices for the Target Indices if the Target Indices are discontinued, if Dow Jones Indexes’ arrangement with the Adviser relating to the use of the Target Indices is terminated, or for any other reason determined in good faith by the Trust’s Board of Trustees. If Dow Jones Indexes’ arrangement with the Adviser relating to the use of the Target Indices is terminated, the Trust will take whatever action is deemed to be in the best interests of the Fund’s shareholders and the shareholders will be provided with advance written notice of such action.

More Information about Principal Investment Risks

Anti-Beta Factor Risk: Anti-beta factor investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market data.  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in low beta securities.

Anti-Momentum Factor Risk: Anti-momentum factor investing entails investing in securities that have had below-average recent returns and shorting securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the anti-momentum style is out of favor, and during which the investment performance of a fund using a anti-momentum strategy may suffer.

Beta Factor Risk: Beta factor investing entails investing in securities that have above-average betas and shorting securities that have below-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data.  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in high beta securities.

Momentum Factor Risk:  Momentum factor investing  entails investing in securities that have had above-average recent returns and shorting securities that have had below-average returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Quality Factor Risk: Quality factor  investing entails investing in securities that have above-average quality characteristics and shorting securities with below-average quality characteristics as defined by return on equity and the debt-to-equity ratio. There may be periods when the quality style is out of favor, and during which the investment performance of a fund using a quality strategy may suffer. There is a risk that quality factors may in some or all periods not be good indicators of the market price of a security.

Size Factor Risk: Size factor investing entails investing in securities that have below-average market capitalizations and shorting securities with above-average market capitalizations within the Fund’s investable universe, which is the largest 1,000 securities by market capitalization in the Dow Jones U.S. Index. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Value Factor Risk: Value factor investing entails investing in securities that have below-average valuations based on ratios such as price to earnings or price to book and shorting securities that have above-average valuations based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer.  In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

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Derivatives Risk: A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. A Fund’s use of derivatives – such as futures contracts, options on securities, indexes and futures contracts, equity caps, collars and floors, and swap agreements and forward contracts, among other instruments – may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Adviser. Derivatives may be highly volatile, and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. A Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Certain derivatives transactions, including over-the-counter (OTC) options, swaps, and forward contracts, and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the Commodity Futures Trading Commission (CFTC) or the SEC. Instead, such OTC derivatives are entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, a Fund will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, a Fund would bear greater risk of default by the counterparties to such transactions.

The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. A Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

The enactment on July 21, 2010, of the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) may increase the cost of entering into derivatives transactions and require more assets of a Fund to be used for collateral in support of those derivatives than is currently the case. The Dodd-Frank Act requires the Commodity CFTC or the SEC, in consultation with banking regulators, to establish capital requirements as well as requirements for margin on uncleared derivatives in certain circumstances that will be clarified by rules that the CFTC or SEC will promulgate in the next year. In addition, the CFTC and the SEC are reviewing the current regulatory requirements applicable to derivatives, and it is not certain at this time how the regulators may change these requirements. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of a Fund to be used for collateral in support of those derivatives than is currently the case, or restrict the ability of a Fund to enter into certain types of derivative transactions.

Swap Agreements.  Each Fund is expected to use equity swap agreements in order to obtain a portion of their long and short exposures to the relevant Target Index.  Under a swap agreement, a Fund pays the other party to the agreement (a “swap counterparty”) an amount equal to any negative total returns from stipulated underlying investments identified by the Fund’s portfolio managers, using the strategies described above.  In exchange, the counterparty pays the Fund an amount equal to any positive total returns from the stipulated underlying investments.  The returns to be “swapped” between the Fund and the swap counterparty will be calculated with reference to a “notional” amount, i.e., the dollar amount hypothetically invested in a particular security or group of securities.  A Fund’s returns will generally depend on the net amount to be paid or received under the swap agreement, which will depend on the market movements of the stipulated underlying securities or index.  A Fund’s net asset value will reflect any amounts owed to the Fund by the swap counterparty (when a swap agreement is, on a net basis, “in the money”) or amounts owed by the Fund to the counterparty (when a swap agreement is, on a net basis, “out of the money”).

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Swap Agreement Financing Charges and Transaction Costs.  In connection with a swap agreement, a Fund will pay financing charges to the counterparty (based on the notional amount of long exposures), and transaction costs (when it changes exposures to stipulated underlying investments), including brokerage commissions and stamp taxes.  On short exposures, a Fund will receive interest from the counterparty (based on the notional value of the short exposures), which will generally equal what the Fund would receive on the proceeds from direct short sales.  The financing charge based on the long exposures, however, will reduce interest that the Fund earns.  In addition, each Fund will pay the counterparty amounts equal to any dividends paid on securities to which the Fund has short exposures.  These charges will reduce investment returns and increase investment losses.

Each Fund may close out swap agreements at least monthly, which will cause the Fund to realize short-term capital gains that, when distributed to its shareholders, will generally be taxable to them at ordinary income rates rather than at lower long-term capital gains rates.

Swap Agreement Risks.  A swap agreement is a form of derivative instrument, which involves the use of leverage.  A swap agreement can be volatile and involves significant risks, including counterparty risk, leverage risk, liquidity risk, and short position risk.  The use of a swap agreement will expose a Fund to additional risks that it would not be subject to if it had invested directly in the securities underlying the swap agreement and may result in larger losses or smaller gains than would otherwise be the case.  If the value of the exposures in the short portion of the portfolio of a Fund increases at the same time that the value of exposures in the long portion of the portfolio of the Fund decreases, the Fund will be exposed to significant losses, which will be magnified through the use of swap agreements.  A Fund’s long and short exposures may differ in their exposures to particular factors, industries or sectors.  To the extent market events impact a Fund’s long exposures to a particular characteristic or factor that is not balanced or hedged by its short exposures (or vice versa), the Fund will be exposed to significant losses, which will be magnified through the use of swap agreements.  In some cases, both the long and short exposures may enhance a Fund’s sensitivity (and thus potential for loss) to a particular investment characteristic or factor.

Counterparty Risk.  By using swap agreements, a Fund is exposed to the risk of the swap counterparty.  For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations.  Further, the swap counterparty’s obligations to the Fund may not be collateralized.

There is a risk that a counterparty may refuse to continue to enter into swap agreements with the Fund in the future, or require increased fees, which could impair the Fund’s ability to achieve its investment objective.  A swap counterparty may also increase its collateral requirements, which may limit a Fund’s ability to use swap agreements, reduce investment returns, and render the Fund unable to implement its investment strategy.

Leverage Risk.  By using swap agreements, a Fund is able to obtain exposures up to two times greater than the value of its net assets.  Although each Fund intends to reduce volatility by obtaining exposure to both long and short positions, if the Target Index is incorrect in evaluating long and/or short exposures, losses may be significant.

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Although a Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those obligations.  By setting aside assets only equal to its net obligation under a swap agreement (rather than the full notional value of the underlying security exposure), the Fund will have the ability to employ leverage.  The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities or indices underlying the swap agreements than if the Fund had made direct investments.

Short Position Risk.  A portion of the short positions of each Fund is expected to be obtained through swap agreements.  When a Fund has short exposures, and the swap counterparty hedges its exposure by entering into a short sale, the Fund is subject to the risk that the beneficial owner of the securities sold short recalls the shares from the counterparty, which the beneficial owner may do at any time to vote the shares or for other reasons.  If the beneficial owner recalls the shares before they are returned by the counterparty, and replacement shares cannot be found, the counterparty may force the Fund to close out the swap agreement at a time which may not be advantageous, which could adversely affect the Fund.

Liquidity Risk.  Liquidity risk is the risk that a Fund will not be able to close out a swap agreement when desired, particularly during times of market turmoil.  It may also be difficult to value a swap agreement under such circumstances.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, a Fund also will be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.  In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries. An individual industry may have above-average performance during particular periods, but may also move up and down more than the broader market. A Fund’s performance could also be affected if the industries do not perform as expected.

Leverage Risk:  The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to up to two times its net asset value.  Use of leverage involves special risks  and can result in losses that exceed the amount originally invested.  Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and a Fund’s particular exposures.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements.  Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs since its short positions will negatively affect the performance of the Fund.

Mid- and Large-Capitalization Stock Risk: To the extent a Fund emphasizes mid- or large-capitalization stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-capitalization companies, mid-capitalization companies may depend on a limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in mid-capitalization stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-capitalization stocks.

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Passive Investment Risk: The Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.  The Fund invests primarily in securities included in, or representative of, its Target Index regardless of their investment merits.  The Adviser does not attempt to take defensive positions in declining markets.

Premium/Discount Risk:  Although it is expected that the market price of Fund shares typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ. Thus, the investor may pay more than NAV when buying Fund shares on the secondary market, and may receive less than NAV when the investor sells Fund shares.

Short Sale Risk: Short sales are transactions in which the Fund sells a stock it does not own. To complete the transaction, the Fund must borrow the stock to make delivery to the buyer. The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security.

The Fund’s investments in shorted stocks are more risky than its investments in its long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no limit on the amount of losses that the Fund could incur with respect to securities sold short because there is no limit on the price a shorted security might attain. The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns.  If the short portfolio (made up of the lowest ranked securities in the relevant Target Index) outperforms the long portfolio (made up of the highest ranked securities in the relevant Target Index), the performance of the Fund would be negatively affected.

The Fund may not always be able to close out a short position at a favorable time or price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs, the Fund will have to cover its short sale at an unfavorable price, which will potentially reduce or eliminate any gain or cause a loss for the Fund.

When the Fund is selling stocks short, it must segregate with its custodian cash or liquid assets equal to the margin requirement. As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) that could otherwise be invested.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term. The Fund’s Target Index may, at times, become focused in stocks of a particular sector, category, or group of companies. Because the Fund seeks to track its Target Index, the Fund may underperform the overall stock market. Changes in the financial condition of a single issuer can impact the market as a whole and vice versa. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Tracking Error Risk: The investment performance of a Fund may diverge from that of its Target Index. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Index. A Fund’s return may not match the return of the Target Index for a number of other reasons. For example, a Fund incurs a number of operating expenses not applicable to the Target Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Target Index. Since the Target Index components may change on a monthly basis, a Fund’s costs associated with rebalancing may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently. In addition, since the Funds may employ a representative sampling strategy, the stocks held by the Funds may provide performance that differs from the aggregate performance of all of the stocks comprising the Target Index.

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Trading Halts Risk: Trading of the Fund shares on the Fund’s listing exchange may be halted if the listing exchange’s officials deem such action appropriate in the interest of a fair and orderly market or to protect investors, if the Fund shares are delisted from its listing exchange or if the activation of market-wide “circuit breakers” halts stock trading generally. If trading is halted, investors may not be able to dispose of Fund shares that they own.

Investment Advisory Services

Investment Adviser

FFCM LLC acts as the Funds’ investment adviser pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”). The Adviser is a Delaware limited liability company with its principal offices located at 230 Congress Street, Floor 5, Boston, MA 02110. As of ____, 2011, the Adviser has $____ in assets under management. Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds to the extent requested by the Board of Trustees (the “Board”).

Pursuant to the Advisory Agreement, each Fund pays the Adviser a management fee for its services payable on a monthly basis at the annual rate of [___]% of the Fund’s average daily net assets.

Portfolio Managers and Members of the Investment Committee

The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

The Adviser takes a team approach to managing the Funds’ portfolio. The members of the team with the responsibility for the day-to-day management of the Fund’s portfolios are: William DeRoche, CFA. Kishore Karunakaran, and Chuck Martin, CFA.

William DeRoche, CFA
Prior to joining the Adviser, Bill was a Vice President at State Street Global Advisors and was the head of the U.S. Enhanced Equities team. His focus was on U.S. strategies, as well as providing quanitative research on SSgA's stock ranking models and portfolio construction. During Bill’s time at SSgA, the Global Enhanced Equities team grew to over $100 billion in assets. Prior to joining SSgA in 2003, Bill was a quantitative analyst at Putnam Investments. Bill has been working in the investment management field since 1995. Bill holds a Bachelor's degree in Electrical Engineering from the United States Naval Academy and a Master of Business Administration degree from the Amos Tuck School of Business Administration at Dartmouth College. He also earned the Chartered Financial Analyst designation.

Kishore Karunakaran
Prior to joining the Adviser, Kishore was a Director in the Quantitative Equities Stock Selection group at Platinum Grove Asset Management, LP. He worked on all aspects of research, portfolio construction, trading, risk control and capital raising efforts with respect to the Dynamic Omega Strategies Market Neutral Fund. Prior to joining Platinum Grove, Kishore was a Vice President in the Global Stock Selection team at AQR Capital Management, LLC. Prior to joining AQR, Kishore was a Vice President at State Street Global Advisors and a Senior Portfolio Manager in the Global Enhanced Equities Group. Before SSgA, Kishore co-founded Viscosity Capital Management. Kishore holds an MBA from the University of Chicago Graduate School of Business with concentrations in Analytical Finance, Econometrics & Statistics, a Joint Masters in Economics and Econometrics with Honors from the University of Sydney, Australia and a BA in Economics with Honors from the University of New South Wales, Australia.

Chuck Martin, CFA
Prior to joining the Adviser, Chuck was a Vice President at State Street Global Advisors and a Senior Portfolio Manager in the firm's Global Enhanced Equities group. He provided quantitative research and portfolio management for multiple investment strategies. During Chuck’s time at SSgA, the Global Enhanced Equities team grew from $3 billion in assets to over $100 billion. Prior to joining SSgA in 2001, Chuck was an equity analyst at SunTrust Equitable Securities where he covered technology companies. Chuck has worked in the investment industry since 1993. Chuck earned his Bachelor of Arts degree in Economics from Colby College and his Master of Business Administration degree in Finance from Georgetown University. He also earned the Chartered Financial Analyst designation.

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The Statement of Additional Information (“SAI”) has more detailed information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities of the Funds.

Information Regarding Exchange-Traded Funds

Each Fund is an exchange-traded fund or an “ETF.” An ETF is an investment company that offers shares that are listed on a U.S. securities exchange. Because they are listed on an exchange, shares of ETFs can be traded throughout the day on that exchange at market-determined prices.

Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at the NAV of such shares. ETF shares, by contrast, cannot be purchased from or redeemed with the issuing fund at NAV except by or through Authorized Participants (defined below), and then only in large blocks of shares called “Creation Units,” usually in exchange for an in-kind basket of securities.

NAV is typically calculated only once a day at the close of trading on the NYSE Arca,TM Inc., the Fund’s listing exchange, and reflects a Fund’s total assets, less its liabilities, divided by the number of shares it has outstanding. Transactions in traditional mutual fund shares are typically effected at the NAV next determined after receipt of the transaction order, no matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor’s order will be priced at that fund’s NAV determined as of the close of trading of the NYSE ArcaTM. Traditional mutual fund shares may be purchased from a fund directly by the shareholder or through a financial intermediary.

In contrast, investors can purchase and sell ETF shares on a secondary market through a broker. Secondary market transactions may not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, ETF shares and on changes in the prices of the ETF’s portfolio holdings. Accordingly, an investor may pay more (or receive less) than NAV when the investor purchase (or sells) Fund shares on the secondary market. Shareholders will also incur typical brokerage and transaction costs when buying or selling ETF shares on the secondary market. An organized secondary market is expected to exist for the Funds’ shares because Fund shares are listed for trading on the NYSE Arca™.  It is possible, however, that an active trading market in Fund shares may not be maintained.

Pricing Fund Shares

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE Arca™, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund, known as the “intraday net asset value” (“INAV”), will be disseminated every fifteen seconds throughout the trading day by Dow Jones or by other information providers or market data vendors. The INAV is based on the current market value of the securities and financial instruments plus any cash. The INAV does not necessarily reflect the precise composition of the current portfolio of investments held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. The INAV should not be viewed as a “real-time” update of the NAV because the INAV may not be calculated in the same manner as the NAV, which is computed once a day. The INAV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the relevant held by the Fund. The Funds are not involved in, or responsible for, the calculation or dissemination of the INAVs and make no warranty as to their accuracy.

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[Shares of the Funds may trade in the secondary market on days when the Funds do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Funds accept purchase and redemption orders.]

If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

When calculating the NAV of the Funds’ shares, stocks held by the Funds are valued at their market value when reliable market quotations are readily available. When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security’s owner might reasonably expect to receive upon its sale. The Funds also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded. Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. The Trust’s Board of Trustees has delegated to the Adviser the authority to determine fair value prices. Certain market valuations could result in a difference between the prices used to calculate each Fund’s net asset value and the prices used by the Fund’s Target Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Target Index.

Shareholder Information

Shares of the Funds trade on exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment for purchases made on an exchange. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Funds’ shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread with respect to shares of the Funds varies over time based on the Funds’ trading volumes and market liquidity, and is generally lower if the Funds have a lot of trading volume and market liquidity and higher if the Funds have little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return.

Shares of the Funds may be acquired or redeemed directly from the Funds only in Creation Units or multiples thereof. The Funds are listed on the NYSE Arca™, which is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In order to purchase Creation Units of the Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the top ranked stocks in the Target Index (the “Deposit Securities”), as held by the relevant Fund, and make a cash payment referred to as the “Cash Component.” The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as “NSCC”, prior to the opening of business each day that the NYSE Arca™ is open for business. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities, plus a transaction fee.

Orders must be placed in proper form by or through an “Authorized Participant”, which must be either (i) a “Participating Party” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of The Depository Trust Company (“DTC Participant”) that, in either case, has entered into an agreement with the Trust, the distributor and the transfer agent, with respect to purchases and redemptions of Creation Units. All standard orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca™ (normally 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the SAI, the order generally must be received by the distributor no later than one hour prior to Closing Time in order to receive that day’s closing NAV per Share. A custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other similar reasons.

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A fixed creation transaction fee of $____ per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See “Purchase of Creation Units” in the SAI. In addition, there may be a variable creation transaction fee of up to [___]% based upon the value of the Creation Units in a creation transaction (the “Variable Creation Transaction Fee”).  The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes. Shares of the Funds may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process.

Shares may be redeemed only in Creation Units at their NAV. The Funds’ custodian makes available prior to the opening of business each day on the NYSE Arca™, through the facilities of the NSCC, the list of the names and the numbers of shares of a Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to the Deposit Securities that are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of shares being redeemed as next determined after receipt of a redemption request in proper form and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable transaction fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of shares being redeemed, a compensating cash payment to the Trust equal to the difference, plus the applicable transaction fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the distributor in proper form no later than the close of regular trading on the NYSE Arca™ (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in “Redemption of Creation Units” in the SAI, the order must be received by the distributor no later than 3:00 p.m. Eastern time.

A fixed redemption transaction fee of $____ per transaction (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Funds with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. In addition, there may be a variable redemption transaction fee of up to [___]% based upon the value of the Creation Units in a redemption transaction (the “Variable Redemption Transaction Fee”).  The Funds reserve the right to effect redemptions in cash. A shareholder may also request a cash redemption; however, a Fund may in its discretion reject any such request.

Premium/Discount Information

Information regarding how often the shares of the Funds traded on NYSE Arca™ at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds during the most recently completed calendar year and the most recently completed calendar quarters can be found at www.quant-shares.com. As of the date of this Prospectus, the Premium/Discount Information of the Funds is not available because the Funds have not commenced investment operations. Once available, this information represents past performance and cannot be used to predict future results.

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Transaction Fees

Each Fund issues and redeems Fund shares, referred to as “QuantShares”, at NAV only in Creation Units of [50,000] shares or multiples thereof. As a practical matter, only broker-dealers or large institutional investors that have entered into creation and redemption agreements with certain agents of the Funds, called Authorized Participants, can purchase or redeem Creation Units. Purchasers of Creation Units at NAV must pay to a Fund a standard Creation Transaction Fee of $____ per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $____ per transaction to the Fund . In addition, they may pay a Variable Creation Transaction Fee or Variable Redemption Transaction Fee of up to [___]% based upon the value of the Creation Units in the creation or redemption transaction.  Authorized Participants who hold Creation Units in inventory will also pay the annual fund operating expenses described in the tables above. If a Creation Unit is purchased or redeemed outside the Clearing Process or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged.

The Creation Transaction Fee, Redemption Transaction Fee, Variable Creation Transaction Fee and Variable Redemption Transaction Fee are not expenses of the Funds and do not impact the Funds’ expense ratios.

Certain Legal Risks

Because Fund shares may be issued on an ongoing basis, a “distribution” of Fund shares could occur at any time. Certain activities performed by a dealer could, depending on the circumstances, result in the dealer being deemed a participant in the distribution, in a manner that could render it a statutory underwriter and subject it to the prospectus delivery and liability provisions of the Securities Act of 1933 (the “Securities Act”). For example, a dealer could be deemed a statutory underwriter if it purchases Creation Units from the issuing Fund, breaks them down into the constituent Fund shares, and sells those shares directly to customers, or if it chooses to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a dealer to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Fund shares, whether or not participating in the distribution of Fund shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940. Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Fund shares are issued by a registered investment company, and the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940, except as permitted by an SEC exemptive order granted to the Funds that allows registered investment companies to invest in Fund shares beyond the limits of Section 12(d)(1), subject to certain terms and conditions.

The Adviser reserves the right to reject any purchase request at any time, for any reason, and without notice. The Funds can stop offering Creation Units and may postpone payment of redemption proceeds at times when NYSE Arca™ is closed, when trading on the New York Stock Exchange is suspended or restricted, for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of NAV is not reasonably practicable, or under any circumstances as is permitted by the Securities and Exchange Commission.

Legal Restrictions on Transactions in Certain Securities

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An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the in-kind basket of securities applicable to the purchase of a Creation Unit.

Creations and redemptions of Fund shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act. The Funds (whether or not they otherwise permit cash redemptions) reserve the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or a Fund could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the Fund invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an in-kind basket of securities may be paid an equivalent amount of cash. An Authorized Participant that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Frequent Trading

[The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that a Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds’ shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted also that direct trading by Authorized Participants is critical to ensuring that the Funds’ shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ shares.]

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all Shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of Fund shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or “street name” form.

The Adviser will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the fund whose Fund shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

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Portfolio Holdings Information

Each Fund’s portfolio holdings as of the time the Fund calculates its NAV are disclosed daily at www.quant-shares.com at or before the opening of trading on NYSE ArcaTM the following day. In addition, the Deposit Securities and Fund Securities that should be delivered in exchange for purchases and redemptions of Creation Units are publicly disseminated daily via the NSCC. A description of the Funds’ other policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

Distribution and Service Plan

Each Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act.  Under the Plan, a Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”).  If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund and there are no current plans to impose these fees.  In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund.

Dividends and Distributions

Fund shareholders are entitled to their share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Each Fund typically earns income dividends from stocks. These amounts, net of expenses, are passed along to Fund shareholders as “income dividend distributions”. Each Fund realizes capital gains or losses whenever it sells securities or buys back shorted securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions”.

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Target Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, each Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional shares only if the broker through which the shares were purchased makes such an option available.

Brokers may make available to their customers who own Fund shares the DTC book-entry dividend reinvestment service. If this service is available and used, distributions of both income and capital gains will automatically be reinvested in additional whole [and fractional] Fund shares of the same Fund. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market. Fund distributions of income and realized gains are taxable to you whether paid in cash or reinvested in Fund shares.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell your shares of a Fund.

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Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Under current law, through December 31, 2012, distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by a Fund to be treated as qualified dividend income, the Fund itself must receive qualified dividend income from U.S. corporations and certain qualified foreign corporations, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.  Dividends and distributions of net realized gains from a Fund will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” beginning in 2013, for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications or if otherwise required by the Internal Revenue Service.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited.  Gains recognized from the sale or exchange of Shares will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” beginning in 2013, for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

Taxes on Purchase and Redemption of Creation Units

An authorized purchaser who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted under the rules governing “wash sales” on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. You are advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.

Trademark Notice/Disclaimer

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The "U.S. Market Neutral Factor Indices SM" are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC ("CME"), and has been licensed for use.  "Dow Jones®", “U.S. Market Neutral Factor Indices SM" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed for use for certain purposes by FFCM LLC (“Licensee”).  The Funds based on the U.S. Market Neutral Factor Indices SM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates.  Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds.  Dow Jones', CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the "U.S. Market Neutral Factor Indices SM" which is determined, composed and calculated by CME without regard to the Licensee or the Funds.  Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating "U.S. Market Neutral Factor Indices SM".  Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash.  Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds.  Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds.  In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the "U.S. Market Neutral Factor Indices SM".  It is possible that this trading activity will affect the value of the "U.S. Market Neutral Factor Indices SM" and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL FACTOR INDICES SM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL FACTOR INDICES SM OR ANY DATA INCLUDED THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL FACTOR INDICES SM OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

Service Providers

Distributor
Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Fund’s shares. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor is not affiliated with the Adviser, Dow Jones or their affiliates.

Administrator, Transfer Agent and Custodian
J.P. Morgan Investor Services Co. serves as the administrator and transfer agent of the Fund and JPMorgan Chase Bank, N.A. serves as custodian of the Fund’s investments.

Compliance Support
Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Fund. FCS is not affiliated with the Adviser, J.P. Morgan Investor Services Co. or their affiliates.

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Financial Highlights
No financial information is available for the Funds because they had not commenced operations prior to the date of this Prospectus.

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FQF Trust

You can find more information about the Funds in the following documents:

Statement of Additional Information: The SAI of the Funds provides more detailed information about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make generally inquires about the Funds by contacting the Funds at:

QuantShares Exchange-Traded Funds
c/o Foreside Fund Services, LLC
Three Canal Plaza,
Portland, Maine 04101
www.quant-shares.com

You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder Reports and other information about the Funds are also available:
- Free of charge at www.quant-shares.com;
- Free of charge from the Commission’s EDGAR database at http://www.sec.gov;
- For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549- 0102; or
- For a fee, by email request to publicinfo@sec.gov.
(1940 Act File Number 811-[_____])

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The information in this statement of additional information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these  securities in any state where the offer or sale is not permitted.

Subject to Completion
Preliminary Statement of Additional Information
Dated [         ], 2011

STATEMENT OF ADDITIONAL INFORMATION

FQF Trust
230 Congress Street, Floor 5
Boston, MA 02110

[________], 2011

QuantShares U.S. Market Neutral Momentum Factor Fund – (MOM)
QuantShares U.S. Market Neutral Value Factor Fund – (CHEP)
QuantShares U.S. Market Neutral Beta Factor Fund – (BTAH)
QuantShares U.S. Market Neutral Small Size Factor Fund – (SIZ)
QuantShares U.S. Market Neutral Quality Factor Fund – (QLT)
QuantShares U.S. Market Neutral Anti-Momentum Factor Fund – (NOMO)
QuantShares U.S. Market Neutral Anti-Beta Factor Fund – (BTAL)

Fund shares are listed for trading on NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of FQF Trust dated [_______], 2011 (the “Prospectus”), which incorporates this SAI by reference. This SAI is not an offer to sell Shares of any Fund.  A written offer can be made only by a prospectus. A copy of the Prospectus is available, without charge, upon request to the address above, by telephone at the number above, or on the Trust’s website at www.quant-shares.com. You should read the Prospectus carefully before investing.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust. The Prospectus and this SAI do not constitute an offering by the Fund or its Distributor in any jurisdiction in which such offering may not lawfully be made.

GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means Securities Act of 1933, as amended.

“1934 Act” means Securities Exchange Act of 1934, as amended.

“1940 Act” means Investment Company Act of 1940, as amended.

“Adviser” or “FFCM” means FFCM LLC.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee) is identical to the NAV of the Creation Unit being purchased.

“Board of Trustees” or “Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CFTC” means Commodity Futures Trading Commission.

“Code” or “Internal Revenue Code” means Internal Revenue Code of 1986, as amended.

“Distributor” or “Foreside” means Foreside Fund Services, LLC

“Exchange” means NYSE Arca, Inc.

“Fund” means one or more of the series of the Trust identified on the front cover of this SAI.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“Independent Trustee” means a Trustees who is not an “interested persons” as defined under Section 2(a)(19) of the 1940 Act.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund. The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to a Fund for a Creation Unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Interested Trustee” means a Trustee who is an “interested person” as defined in Section 2(a)(19) of the 1940 Act.

“NAV” means the net asset value of a Fund.

“SAI” means this statement of additional information.

“SEC” means U.S. Securities and Exchange Commission.

“Shares” means the shares of the Funds.

“Transaction Fees” means fees imposed to compensate the Trust in connection with creations and redemptions.

“Trust” means FQF Trust.

“Trustee” means a trustee of the Trust.

INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act comprised of seven diversified series (or Funds). The Trust was organized on November 19, 2009. Other funds may be added in the future.

Each Fund issues and redeems Shares at NAV only in aggregations of a specified number of Shares (“Creation Units”), generally in exchange for a basket of securities, together with the deposit of a specified cash amount, or for an all cash amount. Shares of each Fund are listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual fund shares, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units of [50,000] Shares. Including in the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.  Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from a Fund and Transaction Fees — is not relevant to most retail investors.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Exchange Listing and Trading

Shares of each Fund are listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV or Intraday Net Asset Value (“INAV”), as explained on the next page, including because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

INAV

The INAV is an approximate per-Share value of a Fund’s portfolio holdings, which is disseminated every fifteen seconds throughout the trading day by the Exchange, or by other information providers. The INAV is based on the current market value of the securities and financial instruments plus any cash. The INAV does not necessarily reflect the precise composition of the current portfolio of investments held by the Fund at a particular point in time. The INAV should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The Funds are not involved in, or responsible for, the calculation or dissemination of the INAV and make no warranty as to the accuracy of the INAV.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

Reference is made to the Prospectus for a discussion of the primary investment objectives and policies of each of the Funds. The discussion below supplements, and should be read in conjunction with, the Prospectus.

The investment restrictions of the Funds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds not specified as fundamental (including the benchmarks of the Funds) may be changed by the Trustees without the approval of shareholders.

The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of the Adviser, the techniques or strategies may be advantageous to the Fund. A Fund is free to reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

A Fund may consider changing its benchmark or Target Index at any time, including if, for example, the current index becomes unavailable; the Board of Trustees believes that the current index no longer serves the investment needs of a majority of shareholders or that another index may better serve their needs; or if the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its current benchmark or Target Index.

For purposes of this SAI, the word “invest” refers to a Fund’s directly investing and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to a Fund’s direct investments and indirect investments in securities and other instruments.

Additional information concerning the Funds, their investments policies and techniques, and the securities and financial instruments in which they may invest is set forth below.

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to directly invest at least 80% of their assets in the component securities of their target index  (“Target Index”) and, in certain instances, financial instruments with similar economic characteristics. For purposes of each such investment policy, “assets” includes a Fund’s net assets, as well as amounts borrowed for investment purposes, if any. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, to the extent that they are not already counted as investments, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

Additional information concerning the Funds and the securities and financial instruments in which they may invest and investment techniques in which they may engage is set forth below.

Equity Securities

The market price of equity securities may go up or down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an equity security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of an equity security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are susceptible to these market risks.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund “covers” its position. To cover its position, a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). Therefore, it is not subject to the registration and regulatory requirements of the CEA.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inversely with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently to the futures contract. A Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may cover its long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Funds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Index Options

The Funds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions, or to create synthetic money market positions.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Funds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing the Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options may be based on a broad market index or on a narrower market index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”) and other exchanges (“Options Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the relevant Fund’s 15% limitation on investment in illiquid securities. See “Illiquid Securities.”

Each of the Options Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Options Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Options Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell; however, the Adviser intends to comply with all limitations.

Options on Securities

The Funds may buy and write (sell) options on securities for the purpose of realizing their investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written.

Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash of other assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the Funds’ illiquid investment limitations. However, the Funds have adopted procedures pursuant to which the Adviser may determine swaps to be liquid under certain circumstances.  To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which could lead to significant losses. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s right as a creditor.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess will be earmarked or segregated by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

The Funds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions.  Under such circumstances, the Funds may not achieve their investment objectives.

U.S. Government Securities

The Funds also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these Funds employ, or for liquidity purposes. U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.

While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets.

Reverse Repurchase Agreements

Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be to the Fund’s advantage to do so. The Fund will earmark or segregate cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Borrowing

The Funds may not borrow money, except as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each Fund’s total assets. The Funds may, however, pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings and in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and will not be considered borrowings by that Fund.

When-Issued and Delayed-Delivery Securities

The Funds may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. Each Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will earmark or segregate cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.

Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act or any exemptive order issued by the SEC. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Real Estate Investment Trusts

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Code and failing to maintain exempt status under the 1940 Act.

Illiquid Securities

Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Funds may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The staff of the SEC has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Adviser. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund’s liquidity.

Portfolio Turnover

A Fund’s portfolio turnover may vary from year to year, as well as within a year. When a Fund’s portfolio changes, including due to changes in and rebalancings of its Target Index, the Fund may incur brokerage commissions.  A Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. The overall reasonableness of brokerage commissions is evaluated by FFCM based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a “majority” of the outstanding voting securities of the Fund, as that term is defined in the 1940 Act. As defined in the 1940 Act, the vote of a majority of the outstanding voting securities means the lesser of: (i) 67% or more of the voting securities of the series present at a duly called meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the series. (All policies of a Fund not specifically identified in this SAI or the Prospectus as fundamental may be changed without a vote of the shareholders of the Fund, upon approval of a majority of the Trustees.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

1.	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.
The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	The Fund may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5.
The Fund may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Fund from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

6.	The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7.
The Fund will not concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that the Fund will concentrate to approximately the same extent that its Target Index concentrates in the stocks of such particular industry or industries.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation. Thus, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act or the relevant rules, regulations or interpretations thereunder.

Each of the Funds is “diversified” as defined in the 1940 Act. This means that at least 75% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. A Fund may not change from “diversified” to “non-diversified” without shareholder approval (as defined above).

For purposes of the limitation on industry concentration, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Portfolio transactions will generally be implemented through in-kind transactions for Creation Units; however, the Adviser will execute brokerage transactions for the Funds and the Funds will incur brokerage commissions. Also, the Funds may accept cash, in which case the Adviser may need to execute brokerage transactions for the Funds.

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Adviser expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, who receive compensation for their services, in conformity with the 1940 Act, the 1934 Act and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in NASDAQ or OTC securities and securities listed on an exchange) and agency NASDAQ or OTC transactions executed with an electronic communications network or an alternative trading system.

The Adviser may serve as an investment manager to and may place portfolio transactions on behalf of other clients, including other investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Adviser manages in such manner as the Adviser deems equitable. The main factors considered by the Adviser in making such allocations among the Funds and other client accounts of the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts. The policy of each Fund regarding purchases and sales of securities for a Fund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage (and potentially research) services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as, in most cases, an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund’s policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such prices and executions are obtainable from more than one broker or dealer, the Adviser may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Adviser, for the additional services. The information and services received by the Adviser from brokers and dealers may be of benefit to the Adviser in the management of accounts of some of the Adviser’s other clients and may not in all cases benefit a Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Adviser and thereby reduce the Adviser’s expenses, this information and these services are of indeterminable value and the management fee paid to the Adviser is not reduced by any amount that may be attributable to the value of such information and services.

The Adviser does not consider sales of Shares as a factor in the selection of broker-dealers to execute portfolio transactions.

MANAGEMENT OF TRUST

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

One Trustee and all of the officers of the Trust are directors, officers or employees of the Adviser, except for [Messrs. Arvidson and Keniston], who are employees of the Distributor. The other Trustees are Independent Trustees. The fund complex includes all Funds advised by FFCM (“Fund Complex”).

The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o FQF Trust, 230 Congress Street, Floor 5, Boston, MA 02110.

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
[Peter A. Ambrosini] Age: 66	[Trustee]	[Since 2011]	[Principal, Dover Consulting LLC (2008 to present); Senior Vice President and Chief Compliance Officer, State Street Global Advisors ([___] to 2007)]	7	[None]

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
[Joseph A. Franco] Age: 53	[Trustee]	[Since 2011]	[Professor of Law, Suffolk University Law School (1996 to present)]	7	[None]
[Richard S. Robie III] Age: 50	[Trustee]	[Since 2011]	[Consultant, Advent International (August 2010 to present) (private equity firm); Senior Managing Director and Chief Administration Officer, Putnam Investments (2003 to 2008)]	7	[None]
Interested Trustee*
Ronald C. Martin, CFA Age: 39	Trustee	Since 2010	Chief Financial Officer and Chief Investment Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2001 to 2010).	7	None.
* Mr. Martin is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

Officers

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Brent Arvidson Age: [__]	Principal Financial Officer and Treasurer	Since 2010	[_____]
William H. DeRoche Age: 49	Chief Executive Officer	Since 2010	[Chief Executive Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2003 to 2010); Analyst, Putnam Investments (1995 to 2003)]
Kishore L. Karunakaran Age: 40	President	Since 2010
President and Chief Operating Officer, Adviser (December 2009 to present); Director, Platinum Grove Asset Management (July 2008 to December 2008); Vice President, AQR Capital Management (April 2007 to April 2008); Senior Portfolio Manager, State Street Global Advisors (October 2004 to March 2007).

[Patrick Keniston] Age: [__]	Chief Compliance Officer	Since 2010	[_____]

Equity Ownership

As the Funds were not operational prior to the date of this SAI, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.  There were no Funds in the Fund Complex that were operational prior to the date of this SAI.

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

[Peter A. Ambrosini:  Mr. Ambrosini has extensive experience in the investment management business, including as a chief compliance officer of an investment adviser.]

[Joseph A. Franco:  Mr. Franco has extensive experience in the securities industry, including prior positions with the SEC.]

[Richard S. Robie III:  Mr. Robie has extensive experience in the investment management business, including as a chief administration officer of an investment adviser.]

Ronald C. Martin:  Mr. Martin has extensive experience in the investment management industry, including as a portfolio manager of an investment adviser.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board.  To make this determination the Board considered a variety of criteria, none of which in isolation was controlling.  Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

Mr. Martin is considered to be an Interested Trustee and serves as Chairman of the Board.  The Chairman’s responsibilities include:  setting an agenda for each meeting of the Board; presiding at all meetings of the Board and all meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three-fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority.  The Board does not believe that an independent Chairman would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently.  Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.  In addition, the Independent Trustees have appointed a lead Independent Trustee, [______], to receive information from (and convey information to) management on behalf of the Independent Trustees and, when receiving information from management, disseminate it to the broader group of Independent Trustees, as necessary.

The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board, during a portion of each such separate meeting management is not present.  The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees are appropriate under the circumstances.  Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate.  As part of this self-assessment, the Board will consider several factors, including the number of Funds overseen by the Board, their investment objectives, the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

The Board sets broad policies for the Trust and may appoint Trust officers.  The Board oversees the performance of the Adviser and the Trust’s other service providers.  As part of its oversight function, the Board monitors the Advisers’ risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations.  The Board has not established a standing risk committee.  Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility.  To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports.  Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO.  The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them.  The Board expects all parties, including, but not limited to, the Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee.  The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has three standing committees: an Audit Committee, a Nominating Committee and a Qualified Legal Compliance Committee. Currently, each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each Fund’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the 1940 Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders.

The purposes of the Qualified Legal Compliance Committee are to: (1) receive, review and take appropriate action with respect to any report made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any Trustee, officer, director, employee, or agent of the Trust; (2) otherwise fulfill the responsibilities of a qualified legal compliance committee pursuant to Section 307 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder; and (3) perform such other duties as may be assigned to it, from time to time, by the Board.

Compensation of Trustees and Officers

Interested Trustees are not compensated by the Trust. The Trust pays each Independent Trustee $[_____] per year for attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.

The table below shows the estimated compensation that is contemplated to be paid to Trustees for the fiscal year ended August 31, 2011, assuming a full fiscal year of operations for the fiscal year ended August 31, 2011:

Name	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees
Independent Trustees
[Peter A. Ambrosini]	[_____]	None	None	[_____]
[Joseph A. Franco]	[_____]	None	None	[_____]
[Richard S. Robie III]	[_____]	None	None	[_____]
Interested Trustee
Ronald C. Martin	None	None	None	None

Control Persons and Principal Holders of Securities

The Funds had not yet commenced operations as of the date of this SAI and therefore had no beneficial and record owners of more than five percent of the Fund’s shares.

INFORMATION ABOUT ADVISER

Information about the Portfolio Managers

Other Accounts Managed by Portfolio Managers

The Funds’ portfolio managers do not have responsibility for the day-to-day management of accounts other than the Funds.

Conflicts of Interest

In the course of providing advisory services for the Funds, the Adviser may simultaneously recommend the sale of a particular security for one Fund or account, if any, while recommending the purchase of the same security for another Fund or account, if any, if such recommendations are consistent with each client’s investment strategies.

The Adviser, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Adviser’s clients, such as the Funds. Thus the Adviser may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. The Adviser may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.

In addition, the Adviser, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the Adviser may buy or sell securities or other instruments that the Adviser has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Adviser’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Adviser has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

Any Access Person of the Adviser may make security purchases subject to the terms of the Advisers Code of Ethics which is consistent with the requirements of Rule 17j-1 under the 1940 Act.

The Adviser and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the Adviser and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Adviser. Accordingly, should the Adviser or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Adviser and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.

Portfolio Manager Ownership of the Funds

As of the date of this SAI, the Funds were new and had not yet issued any Shares and therefore each portfolio manager did not own any Shares of any Fund.

Portfolio Manager Compensation

FFCM believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity, equity ownership and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses and equity ownership based upon the overall firm’s performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include health and welfare programs.

Investment Management Agreement

Under an investment management agreement between FFCM and the Trust, on behalf of each Fund (“Management Agreement”), each Fund pays FFCM a fee at an annualized rate, based on its average daily net assets, of [___]%. FFCM manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board. The address of FFCM is 230 Congress Street, Floor 5, Boston, MA 02110.

Under the Management Agreement, the Adviser bears all costs associated with providing these advisory services and pays all salaries, expenses, and fees of the Trustees and officers of the Trust who are officers, directors/trustees, partners, or employees of the Adviser. The Trust pays all expenses of its organization, operations, and business not specifically assumed or agreed to be paid by the Adviser. Without limiting the generality of the foregoing, the Trust pays or arranges for the payment of the following: the costs of preparing, setting in type, printing and mailing of Prospectus, Prospectus supplements, SAIs, annual, semi-annual and periodic reports, and notices and proxy solicitation materials required to be furnished to shareholders of the Trust or regulatory authorities, and all tax returns; compensation of the officers and Trustees of the Trust who are not officers, directors/trustees, partners or employees of Adviser; principal financial officer fees, CCO fees and Anti-Money Laundering (“AML”) officer fees; all legal and other fees and expenses incurred in connection with the affairs of the Trust, including those incurred with respect to registering its shares with regulatory authorities and all fees and expenses incurred in connection with the preparation, setting in type, printing, and filing with necessary regulatory authorities of any registration statement and Prospectus, and any amendments or supplements that may be made from time to time, including registration, filing and other fees in connection with requirements of regulatory authorities; all expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust’s cash, securities, and other property, including all charges of depositories, custodians, and other agents, if any; the charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself or its Independent Trustees; the charges and expenses of maintaining shareholder accounts, including all charges of transfer, bookkeeping, and dividend disbursing agents appointed by the Trust; all brokers’ commissions and issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; all taxes and corporate fees payable by or with respect to the Trust to federal, state, or other governmental agencies, including preparation of such documents as required by any governmental agency in connection with such taxes; any membership fees, dues or expenses incurred in connection with the Trust’s membership in any trade association or similar organizations; all insurance premiums for fidelity and other coverage; all expenses incidental to holding shareholders and Trustees meetings, including the printing of notices and proxy materials and proxy solicitation fees and expenses; all expenses of pricing of the NAV per share of each Fund, including the cost of any equipment or services to obtain price quotations; and extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

FFCM has contractually undertaken until [_______], 2012 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund is limited to [___]% of average net assets. This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed [___]% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

FFCM, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ Shares. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the Trust will be available in the Trust’s first report to shareholders.

The Management Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in the Management Agreement. The Management Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Agreement with respect to a Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or Interested Persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by vote of a majority of a Fund’s shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

Codes of Ethics

The Trust, Adviser, and Distributor each have adopted a code of ethics (“Code of Ethics”), as required by applicable law, which is designed to prevent their affiliated persons from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a Code of Ethics). There can be no assurance that the Codes of Ethics will be effective in preventing such activities. The Codes of Ethics may permit personnel subject to them to purchase and sell securities, including securities that may be sold, held or purchased by the Funds. The Codes of Ethics are on file with the SEC and are available to the public.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities. Under the policy, portfolio holdings of the Funds, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated that Business Day through financial reporting and news services, including the website www.quant-shares.com.

In addition, a portfolio composition file (“PFC”) and valuation file will be made available daily to certain of the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Funds create and redeem Shares. The PCF will include the long positions in Fund’s portfolio and estimated cash, and the valuation file will include the long positions, short positions, and estimated cash in the Fund’s portfolio for valuation purposes (“Valuation File”).  Information similar to the Valuation File will be available by email upon request and posted on www.quant-shares.com.  Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services.

Each Business Day, the PCF will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market. Daily access to the PCF and Valuation File is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants and the Exchange, and (ii) to other personnel of the Adviser and the Distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) in other circumstances except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s Chief Compliance Officer or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Adviser or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

INFORMATION ABOUT OTHER SERVICE PROVIDERS

Administrator, Fund Accounting Agent and Transfer Agent

J.P. Morgan Investor Services Co. (“Administrator”), [______], acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement dated [______], 2011. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.

Custodian

JPMorgan Chase Bank, N.A. (“Custodian”), [_______], acts as custodian to the Funds.

Independent Registered Public Accounting Firm

[_________] (“[___]”), [______], serves as independent registered public accounting firm to the Fund. [___] provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings.

Legal Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006-1600 serves as the Trust’s legal counsel.

Distributor

Foreside is located at Three Canal Plaza Suite 100, Portland, ME 04101 and serves as the distributor and principal underwriter in all fifty states and the District of Columbia. The Distributor has no role in determining the investment policies of the Trust or any of the Funds, or which securities are to be purchased or sold by the Trust or any of the Funds.

Principal Financial Officer, Chief Compliance Officer and AML Officer Services Agreement

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside Compliance”), Three Canal Plaza Suite 100, Portland, ME 04101, pursuant to which Foreside Compliance provides the Trust with the services of individual(s) to serve as the Trust’s principal financial officer, CCO and AML officer. Neither Foreside Compliance nor the principal financial officer, CCO and AML officer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund. For its services as a principal financial officer, the Trust pays Foreside Compliance an annual flat fee of $[_____] per year and an additional annual flat fee of $[_____] per Fund, and will reimburse Foreside Compliance for certain out-of-pocket expenses incurred by Foreside Compliance in providing services to the Trust. For its services as a CCO, the Trust pays Foreside Compliance an annual flat fee of $[_____] per year and an additional annual flat fee of $[_____] per Fund, and will reimburse Foreside Compliance for certain out-of-pocket expenses incurred by Foreside Compliance in providing services to the Trust. For its services as an AML officer, the Trust pays Foreside Compliance an annual flat fee of $[_____] per year, and will reimburse Foreside Compliance for certain out-of-pocket expenses incurred by Foreside Compliance in providing services to the Trust.

Distribution and Service Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”). In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that the Adviser may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. The Adviser may pay amounts to third parties for distribution or marketing services on behalf of the Funds.

The Plan was adopted in order to permit the implementation of the Funds’ method of distribution. No fees are currently paid by any Fund under a Plan, however; and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund.

If fees were charged under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

Each Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on November 19, 2009 and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of seven series, although none of these are operational prior to the date of this SAI. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding of all Funds may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that in a matter affecting only a particular Fund, only Shares of that Fund may be entitled to vote on the matter. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the NAV of a Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of a Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates generally will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc. (“NYSE”) and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details. DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform the functions described or make other arrangements to represent Share ownership satisfactory to the Exchange.

PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, the Adviser is required by the Board of Trustees to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board of Trustees permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its advisory clients for whom the Adviser has voting authority, including the Funds. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser may vote proxies directly or may compose a Proxy Committee to be responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes [______] (“Proxy Voting Service”) to vote proxies in accordance with the Adviser’s voting guidelines.

The Adviser’s guidelines adopt the voting recommendations of the Proxy Voting Service. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser’s proxy voting guidelines or in a manner inconsistent with Proxy Voting Service recommendations, the Adviser or Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If it is determined that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Adviser or Proxy Committee shall: (i) take no further action, in which case Proxy Voting Service shall vote such proxy in accordance with the proxy voting guidelines or as Proxy Voting Service recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-617-292-9801 or the website of the SEC, www.sec.gov.

TRANSACTIONS IN CREATION UNITS

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. No Fund will issue fractional Creation Units.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Non-custom orders must be received by the Distributor by the “Closing Time” of the regular trading session on the Exchange (currently 4:00 p.m. Eastern time) on the Business Day such order is placed to be effectuated based on the Fund’s NAV that day. Orders effectuated outside the Clearing Process are likely to require transmittal earlier on the relevant Business Day than orders effectuated through the Clearing Process. Thus, persons placing or effectuating orders outside the Clearing Process should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on the Fund’s NAV on that Business Day. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and therefore has additional cash included in a Fund Deposit or Fund Redemption in lieu of such security. Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors may be required to pay a Transaction Fee. The “Creation Transaction Fee” and “Redemption Transaction Fee” are fixed for, respectively, all creation and redemption transactions through the Clearing Process on a Business Day, regardless of the number of transactions effectuated that day.  A charge of up to four (4) times the fixed fee may be imposed as part of the Transaction Fee for (i) transactions outside the Clearing Process and (ii) transactions effectuated wholly or partly in cash, including custom orders, to offset brokerage and other transaction costs thereby imposed on the Trust. In addition, there is a “Variable Transaction Fee” of up to [___]% based upon the value of the Creation Units in a creation or redemption transaction.  The Adviser, subject to the approval of the Board, may adjust or waive the Transaction Fee from time to time. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation and Redemption Baskets, respectively, to and from the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

The Standard Creation/Redemption Transaction Fee for the Funds is $[____] and the Maximum Creation/Redemption Transaction Fee for the Funds is $[____].

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of a Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket, which constitutes a representation of the long positions in a Target Index held by a Fund, and Cash Component, or an all cash payment.

The consideration for a Creation Unit generally consist of the In-Kind Creation Basket and a Cash Component, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser.

The Administrator, in a PCF sent via the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for each Fund (based on information about the long positions in the Fund’s portfolio at the end of the previous Business Day). The Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day. (The Valuation File will include the long positions, short positions, and estimated cash for valuation purposes.  The Valuation File will be posted on www.quant-shares.com daily and can be sent to market makers and others as needed.)

The Fund Deposit is applicable for purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit is made available. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Adviser are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding.

Placement of Creation Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) of the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by 2:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by the DTC Cut-Off Time the next Business Day, then the order will be canceled or deemed unreceived and the Authorized Participant effectuating such transaction will be liable to the Fund for any losses resulting therefrom.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% of the daily marked to market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Administrator in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of an ETF; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the In-Kind Creation Basket would have adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise in the discretion of the Trust or the Adviser have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God, public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.

Redeeming Creation Units

Fund Redemptions. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Administrator and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or a Cash Redemption Amount that includes an all cash payment. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The redemption proceeds for a Creation Unit generally consist of the In-Kind Redemption Basket and a Cash Redemption Amount, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, the Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the Fund.

The Administrator, in a PCF sent via the NSCC, makes available prior to he opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the portfolio securities in the current In-Kind Redemption Basket (subject to possible amendment or correction). The In-Kind Redemption Basket on a particular Business Day may not be identical to the In-Kind Creation Basket for that day.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after 4:00 p.m. Eastern time, will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. The applicable In- Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Administrator not later than 4:00 p.m., Eastern time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and any Cash Redemption Amount owed to the redeeming party by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. A Fund’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding.

TAXATION

Overview

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify and elect to be treated each year as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things:  (a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income from interests in “qualified publicly traded partnerships” as described below (the income described in this subparagraph (a), “Qualifying Income”); (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the fund controls and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% of gross income requirement described in subparagraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d) and (z) that derives less than 90% of its income from the Qualifying Income described in clause (i) of subparagraph (a) above) will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of meeting the diversification requirements described in subparagraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an “issuer”.

If, in any taxable year, a Fund were to fail to qualify for taxation as a RIC under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as dividend income. Distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

As noted above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all such ordinary income and capital gains that were not distributed in previous years. For this purpose, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that the Funds will be able to do so.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Options, Futures, and Swaps

Regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “mark-to-market” with the result that unrealized gains or losses are treated as though they were realized.

The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures, and swaps undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

More generally, investments by a Fund in options, futures, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a fund-level tax.

Constructive Sales

Under certain circumstances, each Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, each Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon each Fund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Constructive sale treatment does not generally apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “mark-to-market.”

Mortgage Pooling Vehicles

The Funds may invest directly or indirectly in residual interests in real estate mortgage conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Under a Notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This Notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, Funds investing in such interests may not be a suitable investment for charitable remainder trusts (see Unrelated Business Taxable Income, below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Unrelated Business Taxable Income

Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or Shares. Distributions of net capital gains—that is, the excess of net long-term capital gains from the sale of investments that a Fund has owned (or is treated as having owned) for more than one year over net short-term capital losses that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or Shares, are taxable at long-term capital gains rates, regardless of how long the shareholder has held the Fund’s Shares. Capital Gain Dividends are not eligible for the corporate dividends received deduction.

Distributions attributable to the excess of net gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income. Distributions of capital gains are generally made after applying any available capital loss carryforward.

Long term capital gain rates applicable to non-corporate shareholders have been temporarily reduced to, in general 15% (with lower rates applying to taxpayers in the 10% and 15% ordinary income brackets) for taxable years beginning before January 1, 2013.

Investors should be careful to consider the tax implications of buying Shares of a Fund just prior to a distribution. The price of Shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Shareholders will be notified annually as the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the value of the Shares received.

Distributions by the Funds to tax-deferred or qualified plans, such as an IRA, retirement plan or corporate pension or profit sharing plan, generally will not be taxable. However, distributions from such plans will be taxable to individual participants without regard to the character of the income earned by the qualified plan.

Please consult a tax adviser for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making investments through such plans.

Qualified Dividend Income

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

Disposition of Shares

Upon a redemption, sale or exchange of Shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the Shares. A gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of. In such a case the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such Shares.

Backup Withholding

Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2012. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal income tax liability.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Non-U.S. Shareholders

Dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For taxable years of the Funds beginning before January 1, 2010, the Funds were not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that did not provide a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a 10% shareholder of the issuer, (y) that was within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by a Fund (“short-term capital gain dividends”). Legislation has been proposed to extend the exemption from withholding for interest-related and short-term capital gain dividends. At the time of this filing, it is unclear whether the legislation will be enacted and, if enacted, what the term of the extension will be (i.e., for one year or two years).

Even if such legislation were enacted, a Fund may opt not to designate dividends as interest-related dividends or short-term capital gain dividends.

If a beneficial owner of Fund Shares who is a foreign person has a trade or business in the United States, and dividends from the Fund are effectively connected with the conduct by the beneficial owner of that trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Shares who or which is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Fund Shares or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital gain Dividend and certain other conditions are met.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Equalization Accounting

Each Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify for treatment as a RIC under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income or net capital gain, as the case may be, the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain, respectively. This practice, which involves the use of “equalization” accounting, will have the effect of reducing the amount of income and gains that a Fund is required to distribute as dividends to (non-redeeming) shareholders in order for the Fund to avoid federal income tax and excise tax, and the amount of any undistributed income or gains will be reflected in the value of a Fund’s Shares. The total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy. As noted above, investors who purchase Shares shortly before the record date of a distribution will pay the full price for the Shares and then receive some portion of the price back as a taxable distribution.

Tax Shelter Disclosure

Under Treasury regulations, if a shareholder recognizes a loss on a disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted.

This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

Other Taxation

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to a Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax adviser for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in a Fund.

OTHER INFORMATION

Index Provider Disclaimers

The "U.S. Market Neutral Factor Indices SM" are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC ("CME"), and has been licensed for use.  "Dow Jones®", “U.S. Market Neutral Factor Indices SM" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed for use for certain purposes by FFCM LLC (“Licensee”).  The Funds based on the U.S. Market Neutral Factor Indices SM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates.  Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds.  Dow Jones', CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the "U.S. Market Neutral Factor Indices SM" which is determined, composed and calculated by CME without regard to the Licensee or the Funds.  Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating "U.S. Market Neutral Factor Indices SM".  Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash.  Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds.  Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds.  In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the "U.S. Market Neutral Factor Indices SM".  It is possible that this trading activity will affect the value of the "U.S. Market Neutral Factor Indices SM" and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL FACTOR INDICES SM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL FACTOR INDICES SM OR ANY DATA INCLUDED THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL FACTOR INDICES SM OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

FINANCIAL STATEMENTS

[Insert Seed Capital Financial Statements]

PART C.  OTHER INFORMATION

Item 28.   Exhibits

(a)		Trust Instrument. Filed herewith.

(b)		Bylaws. Filed herewith.

(c)		Voting trust agreement – none

(d)		Form of Investment Advisory Agreement – to be filed by subsequent amendment

(e)		Form of Distribution Agreement – to be filed by subsequent amendment

(f)		Bonus, profit sharing or pension plans – none

(g)		Form of Custodian Agreement – to be filed by subsequent amendment

(h)	(i)	Form of Transfer Agency and Service Agreement – to be filed by subsequent amendment

	(ii)	Form of Participation Agreement – to be filed by subsequent amendment

(i)		Opinion and consent of counsel – to be filed by subsequent amendment

(j)		Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment

(k)		Financial statements omitted from prospectus – none

(l)		Agreement for providing initial capital – to be filed by subsequent amendment

(m)		Distribution Plan pursuant to Rule 12b-1 – to be filed by subsequent amendment

(n)		None

(o)		None

(p)	(i)	Code of Ethics of FQF Trust – to be filed by subsequent amendment

Item 29.    Persons Controlled by or under Common Control with Registrant

None.

Item 30.    Indemnification

Article XI, Section 2 of the Registrant’s Trust Instrument provides that:

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)           as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)           in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)           To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)           Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 31.   Business and Other Connections of Investment Adviser

FFCM LLC (“FFCM”), is a Delaware limited liability company that offers investment management services and is a registered investment adviser. FFCM’s offices are located at  230 Congress Street, 5th Floor, Boston, Massachusetts  02110.   Information as to the officers and directors of FFCM is included in its current Form ADV (File No. 801-71685) filed with the Securities and Exchange Commission.

Item 32.    Principal Underwriter

(a)           Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101, is the Registrant’s principal underwriter. In addition to the Registrant, Foreside Fund Services, LLC, serves as the distributor and principal underwriter for the following other investment companies:

1.	American Beacon Funds
2.	American Beacon Mileage Funds
3.	American Beacon Select Funds
4.	Henderson Global Funds
5.	Bridgeway Funds, Inc.
6.	Century Capital Management Trust
7.	Sound Shore Fund, Inc.
8.	Forum Funds
9.	Central Park Group Multi-Event Fund
10.	PMC Funds, Series of the Trust for Professional Managers
11.	Nomura Partners Funds, Inc.
12.	Wintergreen Fund, Inc.
13.	RevenueShares ETF Trust
14.	Direxion Shares ETF Trust
15.	Javelin Exchange-Traded Trust
16.	AdvisorShares Trust
17.	Liberty Street Horizon Fund, Series of the Investment Managers Series Trust
18.	DundeeWealth Funds
19.	U.S. One Trust
20.	Turner Funds
21.	Center Coast MLP Focus Fund, Series of the Investment Managers Series Trust
22.	Ironwood Multi-Strategy Fund LLC
23.	Ironwood Institutional Multi-Strategy Fund LLC

(b)           The directors and officers of the Registrant’s principal underwriter are:

Name	Positions & Offices with Underwriter	Position with Registrant
Mark A. Fairbanks	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None

The business address for each of the above directors and officers is Three Canal Plaza, Suite 100, Portland, ME 04101.

Item 33.    Location of Accounts and Records

The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Registrant’s administrator.

Item 34.   Management Services

None.

Item 35.   Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the State of Massachusetts, on the day of March 30, 2011.

FQF TRUST By: /s/ Kishore L. Karunakaran Kishore L. Karunakaran, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Kishore L. Karunakaran Kishore L. Karunakaran	President	March 30, 2011
/s/ William H. DeRoche William H. DeRoche	Chief Executive Officer	March 30, 2011
/s/ Brent Arvidson Brent Arvidson	Principal Financial Officer and Treasurer	March 30, 2011
/s/ Ronald C. Martin, Jr. Ronald C. Martin, Jr.	Trustee	March 30, 2011